Fair Value Measurements (Tables)	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Fair Value Measurements (Tables) [Line Items]
Schedule of assets that are measured at fair value on a recurring basis
	Fair Value Measured as of June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Accounts – U.S. Treasury Securities(1)	$345,265,374	$—	$—	$345,265,374
Liabilities:
Warrant liabilities – public warrants	$28,635,000	$—	$—	$28,635,000
Warrant liabilities – private warrants	$—	$—	$22,072,000	$22,072,000
	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Accounts – U.S. Treasury Securities(2)	$345,191,130	$—	$—	$345,191,130
Liabilities:
Warrant liabilities – public warrants	$18,112,500	$—	$—	$18,112,500
Warrant liabilities – private warrants	$—	$—	$11,303,000	$11,303,000

(1)      Includes $762 in cash and $6,244 in money market funds that invest in U.S. Government Securities.

(2)      Includes $879 in cash and $94,427 of money market funds that invest in U.S. Government Securities.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U. S. Treasury Securities	$345,191,130	$—	$—
Liabilities:
Derivative warrant liabilities – Public Warrants	$18,112,500	$—	$—
Derivative warrant liabilities – Private Warrants	$—	$—	$11,303,000

Schedule of change in the fair value of the Level 3 warrant liabilities
Warrant liabilities at December 31, 2020	$11,303,000
Change in fair value of warrant liabilibites	—
Warrant liabilities at March 31, 2021	11,303,000
Change in fair value of warrant liabilibites	10,769,000
Warrant liabilities at June 30, 2021	$22,072,000

Schedule of quantitative information regarding Level 3 fair value measurements
	June 30, 2021	December 31, 2020
Exercise price	$11.50	$11.50
Stock Price	$9.97	$10.16
Term (in years)	5.30	5.50
Volatility	50.00%	23.50%
Risk-free interest rate	0.90%	0.50%
Dividend yield	0.00%	0.00%

	Initial Measurement	As of December 31, 2020
Volatility	23.5%	23.5%
Stock price	$9.72	$10.16
Expected life of the options to convert	5.5	5.5
Risk-free rate	0.4%	0.5%
Dividend yield	0.0%	0.0%

Schedule of change in the fair value of the derivative warrant liabilities measured with Level 3 inputs
Derivative warrant liabilities at May 6, 2020 (inception)	$—
Issuance of Public and Private Warrants, Level 3 measurements	20,802,500
Transfer of Public Warrants to Level 1	(11,902,500)
Change in fair value of derivative warrant liabilities, Level 3	2,403,000
Derivative warrant liabilities – Level 3, at December 31, 2020	$11,303,000

Vicarious Surgical US Inc. [Member]
Fair Value Measurements (Tables) [Line Items]
Schedule of financial assets measured at fair value on a recurring basis and indicates the fair value hierarchy of the inputs
	June 30, 2021
	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Money market funds	$6,551	$—	$—	$6,551
Total assets	$6,551	$—	$—	$6,551
	December 31, 2020
	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Money market funds	$15,768	$—	$—	$15,768
Total assets	$15,768	$—	$—	$15,768

	December 31, 2020
	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Money market funds	$15,768	$—	$—	$15,768
Total assets	$15,768	$—	$—	$15,768
	December 31, 2019
	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Money market funds	$1,758	$—	$—	$1,758
Certificates of deposit	—	13,324	—	13,324
Total assets	$1,758	$13,324	$—	$15,082